INCOME TAX BENEFIT	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAX BENEFIT	INCOME TAX BENEFIT
The Predecessor was domiciled in the Cayman Islands. Following the Business Combination, the Company, domiciled in the Bailiwick of Jersey, is subject to taxation in the U.S. and various states jurisdictions. ASC Topic 740, Income Taxes (“ASC 740”) indicates that the federal statutory income tax rate of a foreign reporting entity be used when preparing the rate reconciliation disclosure. As such, the Company and its wholly-owned subsidiaries use the statutory income tax rate in the Bailiwick of Jersey for the Successor Period and the Cayman Islands for the Predecessor Period, which was 0%. The Company’s consolidated pretax loss for the year ended December 31, 2023 (Successor Period), the period from July 28, 2022 to December 31, 2022 (Successor Period), the period from January 1, 2022 to July 27, 2022
(Predecessor Period), and the year ended December 31, 2021 (Predecessor Period) were generated by domestic and foreign operations as follows:

	Year ended December 31, 2023	Period from July 28 to December 31, 2022	Period from January 1 to July 27, 2022	Year ended December 31, 2021
(In thousands)	Successor		Predecessor
Loss before income taxes:
United States	$(82,868)	$(125,281)	$(17,676)	$(15,320)
Foreign	(30,075)	(1,079)	(3,268)	5,346
Total	$(112,943)	$(126,360)	$(20,944)	$(9,974)
The provision for income taxes for the year ended December 31, 2023 (Successor Period), the period from July 28, 2022 to December 31, 2022 (Successor Period), the period from January 1, 2022 to July 27, 2022 (Predecessor Period), and the year ended December 31, 2021 (Predecessor Period) consisted of the following:

	Year ended December 31, 2023	Period from July 28 to December 31, 2022	Period from January 1 to July 27, 2022	Year ended December 31, 2021
(In thousands)	Successor		Predecessor
Current provision (benefit):
Federal	$12	$—	$—	$—
State	32	20	19	58
Foreign	2	—	4	170
	46	20	23	228
Deferred (income) expense:
Federal	(7,927)	(4,557)	38	7,597
State	906	(1,266)	52	1,777
Foreign	—	—	—	—
	(7,021)	(5,823)	90	9,374
Net income tax (benefit) provision	$(6,975)	$(5,803)	$113	$9,602
The components of income tax expense related to the following:

	Year ended December 31, 2023	Period from July 28, 2022 to December 31, 2022	Period from January 1, 2022 to July 27, 2022	Year ended December 31, 2021
	Successor		Predecessor
Income tax benefit at Bailiwick of Jersey for Successor and Income tax benefit at Cayman Islands for Predecessor statutory rate	—%	—%	—%	—%
U.S./foreign tax rate differential	15.9%	20.7%	17.7%	30.5%
State income tax benefit, net of federal benefit	2.1%	2.4%	1.4%	1.8%
Permanent Items	(0.1)%	0.2%	(0.1)%	(0.2)%
Noncontrolling interest	(1.8%)	(1.1%)	0.0%	0.0%
Change in valuation allowance	(10.4%)	(6.1%)	(16.9%)	(141.0%)
Transaction bonuses	—%	—%	8.6%	—%
Transaction costs	—%	—%	(11.3)%	—%
PPP Loan forgiveness	—%	—%	—%	14.4%
True-Ups	—%	—%	—%	(1.8)%
Tax credits	—%	—%	—%	—%
Equity Compensation	0.5%	—%	—%	—%
Goodwill impairment	—%	(11.4)%	—%	—%
Total income tax (benefit) expense	6.2%	4.6%	(0.6)%	(96.3)%
As of each reporting date, the Company considers new evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. As part of the Business Combination, the Company determined that there was sufficient positive evidence to conclude that it was more likely than not that additional deferred taxes would be realizable through the reversal of existing deferred tax liabilities listed below. It therefore reduced the valuation allowance accordingly. As of December 31, 2023 (Successor Period), a valuation allowance of $19.8 million has been provided for on the deferred tax assets related to the Company’s investment in Waldencast Partners LP. If or when recognized, the tax benefits related to any reversal of valuation allowance will be accounted for as a reduction of income tax expense.
Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (b) operating losses and tax credit carryforwards. The tax effects of temporary differences that give rise to portions of the deferred tax assets and deferred tax liabilities as of December 31, 2023 (Successor Period) and December 31, 2022 (Successor Period) are presented below:

	As of December 31, 2023	As of December 31, 2022
(In thousands)	Successor
Deferred tax assets:
Accrued interest to foreign related parties	$2,771	$1,660
Lease liability	2,222	2,434
Formation costs	1,421	1,509
Net operating losses	20,669	13,117
Inventory reserve	2,134	1,731
Other temporary differences	962	646
Accrued compensation	1,112	1,377
R&D tax credits	482	379
Non-deductible interest carryover	5,077	3,350
Below market contract	1,469	2,373
Capitalized research	2,811	2,538
Investment in Waldencast LP	9,059	3,466
Total deferred tax assets	50,189	34,580
Deferred tax liabilities:
Goodwill	(1,016)	(285)
Fixed asset basis	(92)	(370)
Lease asset	(1,015)	(2,025)
Intangibles	(43,543)	(46,206)
Total deferred tax liabilities	(45,666)	(48,886)
Net deferred tax (liabilities) assets	4,523	(14,306)
Less: valuation allowance	(19,752)	(7,944)
Net deferred tax liabilities	$(15,229)	$(22,250)

Net operating losses and tax credit carryforwards as of December 31, 2023 (Successor Period) and December 31, 2022 (Successor Period) were as follows:

	As of December 31, 2023		As of December 31, 2022
	Successor
(In thousands)	Amount	Expiration Year	Amount	Expiration Year
Net operating losses, federal	$75,142	Do Not Expire	$50,772	Do Not Expire
Net operating losses, state	$64,984	2039 - 2043	$39,366	2039-2042
Tax Credits, federal	$387	2039 - 2041	$283	2038-2039
Tax Credits, state	$121	Do Not Expire	$121	Do Not Expire
Net operating losses, Hong Kong	$375	Do Not Expire	$—
Net operating losses, Vietnam	$1,929	2028	$—
Pursuant to Sections 382 and 383 of the Internal Revenue Code of 1986, as amended (the “IRC”) annual use of the Company’s net operating losses (“NOLs”) and R&D credit carryforwards may be limited in the event a cumulative change in ownership of more than 50.0% occurs within a three-year period. The Company has not undergone an analysis to determine whether this limitation would apply to the utilization of the NOL carryforward. However, as the federal NOLs do not expire, the Company does not believe that any potential limitations to federal or state NOL’s, or federal credit carryforwards, if applicable, would be material to the financial statements.
The Company recognizes a tax benefit from an uncertain tax position when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits, and uncertain income tax positions must meet a more likely than not recognition threshold to be recognized. The Company recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the consolidated statements of operations and comprehensive loss. There were no unrecognized tax benefits as of December 31, 2023 (Successor Period) or December 31, 2022 (Successor Period). The Company does not expect material changes to its unrecognized tax benefits for the twelve month period following the reporting date.
As of December 31, 2023, (Successor Period) there were no active taxing authority examinations in any of the Company's major tax jurisdictions. The Company remains subject to examination for federal and state income tax purposes for the tax years ending 2019 through 2023 (Successor Period).
For the tax years beginning on or after January 1, 2022, the Tax Cuts and Jobs Act of 2017 eliminates the option to currently deduct R&D expenses and requires taxpayers to capitalize and amortize them over five years for research activities performed in the U.S. and 15 years for research activities performed outside the U.S. pursuant to IRC Section 174. Although Congress is considering legislation that would repeal or defer this capitalization and amortization requirement, it is not certain that this provision will be repealed or otherwise modified. If the requirement is not repealed or replaced, it will decrease our tax deduction for R&D expense in future years.